Intangible assets and goodwill - Business combinations and goodwill - Reconciliation of carrying amount of goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill at beginning of period	$ 1,501
Acquisition through business combination	46,950
Goodwill impairment	(46,947)
Translation reserve	332
Goodwill at end of period	$ 1,836